Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensa-tion Table Total for PEO ($) (1)	Compensa-tion actually Paid to PEO ($) (1) (2)	Average Summary Compensa-tion Table Total for Non-PEO NEOs ($) (1)	Average Compensa-tion Actually Paid to Non-PEO NEOs ($)(1) (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income ($) (5)	Adjusted ROE (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	3,623,791	3,175,331	1,085,086	895,314	127.02	111.54	28,063,000	9.98%
2021	2,348,503	3,085,979	970,465	1,000,181	163.58	95.03	7,966,000	8.40%
2020	1,428,241	1,055,425	690,055	717,537	102.53	83.93	(5,171,000)	8.70%

Company Selected Measure Name	adjusted ROE
Peer Group Issuers, Footnote [Text Block]	For purposes of this pay versus performance disclosure, our peer group total shareholder return is calculated based on the S&P 500 Aerospace & Defense Index (the "Index"). For each Covered Year, the Index cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the Index through each Measurement Period.
PEO Total Compensation Amount	$ 3,623,791	$ 2,348,503	$ 1,428,241
PEO Actually Paid Compensation Amount	$ 3,175,331	3,085,979	1,055,425
Adjustment To PEO Compensation, Footnote [Text Block]

Item and Value Added (Deducted)	2022	2021	2020
For Mr. Cuomo:
- change in actuarial present value of pension benefits	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—
- Summary Compensation Table “Stock Awards” column value	$(1,759,972)	$(972,458)	$(305,500)
- Summary Compensation Table “Option Awards” column value	$—	$—	$—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$1,905,484	$1,179,128	$305,500
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(120,902)	$432,544	$17,340
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(473,070)	$98,262	$(390,157)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—	$—	$—
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$—	$—	$—

Item and Value Added (Deducted)	2022	2021	2020
For Non-PEO NEOs (Average):
- change in actuarial present value of pension benefits	$—	$—	$—
+ service cost of pension benefits	$—	$—	$—
+ prior service cost of pension benefits	$—	$—	$—
- Summary Compensation Table “Stock Awards” column value	$(351,284)	$(309,291)	$(152,139)
- Summary Compensation Table “Option Awards” column value	$—	$—	$—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$309,736	$301,385	$148,121
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(44,529)	$22,450	$—
+ vesting date fair value of equity awards granted and vested in Covered Year	$—	$—	$31,500
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(53,846)	$36,071	$—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(49,849)	$(20,898)	$—
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$—	$—	$—
3.For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.05 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on The NASDAQ Global Select Market on December 31, 2019 through and including the last day of the Covered Year (each one-year, two-year, and three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Non-PEO NEO Average Total Compensation Amount	$ 1,085,086	970,465	690,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 895,314	1,000,181	717,537
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Compensation Actually Paid vs. Net Income [Text Block]	The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Total Shareholder Return Vs Peer Group [Text Block]	The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Tabular List [Table Text Block]

Adjusted ROE
Revenue
Free Cash Flow
Adjusted EBITDA
Net Income

Total Shareholder Return Amount	$ 127.02	163.58	102.53
Peer Group Total Shareholder Return Amount	111.54	95.03	83.93
Net Income (Loss)	$ 28,063,000	$ 7,966,000	$ (5,171,000)
Company Selected Measure Amount	0.0998	0.0840	0.0870
PEO Name	Mr. Cuomo
Additional 402(v) Disclosure [Text Block]	Mr. Cuomo was our PEO for the full year for each of fiscal years 2022, 2021 and 2020. For fiscal 2022, our non-PEO NEOs were Messrs. Griffin, Wheeler, Thomas and Moore and Ms. Tehrani. For fiscal year 2021, our non-PEO NEOs were Messrs. Griffin, Wheeler, Thomas, and Moore and Thomas M. Kiernan. For fiscal year 2020, our non-PEO NEOs were Messrs. Griffin, Wheeler, Moore, and Kiernan and Thomas R. Loftus.For each of fiscal years 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO NEOs for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d), as applicable, for such Covered Year the following amounts:Net income is calculated in accordance with U.S. Generally Accepted Accounting Principles.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	For purposes of this PVP Table, our adjusted ROE was calculated substantially as described above in our Compensation Discussion and Analysis. See “Compensation Discussion and Analysis—2022 Components of Executive Compensation—Long-Term Incentive Award” for more information on the calculation of adjusted ROE.
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROE
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Change in actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Service cost of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior service cost of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,759,972)	(972,458)	(305,500)
PEO [Member] | Summary Compensation Table “Option Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Covered Year-end fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,905,484	1,179,128	305,500
PEO [Member] | Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(120,902)	432,544	17,340
PEO [Member] | Vesting date fair value of equity awards granted and vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(473,070)	98,262	(390,157)
PEO [Member] | Prior year-end fair value of prior-year equity awards forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Includable dividends/earnings paid or accrued on equity awards during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service cost of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior service cost of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(351,284)	(309,291)	(152,139)
Non-PEO NEO [Member] | Summary Compensation Table “Option Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Covered Year-end fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	309,736	301,385	148,121
Non-PEO NEO [Member] | Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(44,529)	22,450	0
Non-PEO NEO [Member] | Vesting date fair value of equity awards granted and vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	31,500
Non-PEO NEO [Member] | Change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,846)	36,071	0
Non-PEO NEO [Member] | Prior year-end fair value of prior-year equity awards forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,849)	(20,898)	0
Non-PEO NEO [Member] | Includable dividends/earnings paid or accrued on equity awards during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0